Compensation Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 28, 2024	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vest	3 years
Stock price	$ 12.00
Total unrecognized compensation cost related to unvested stock options		$ 1,849
Unrecognized Compensation Remaining Weighted Average Period		3 years 3 months 3 days
Fair value of stock options vested		$ 238	$ 44
Weighted-average grant-date fair value of warrants granted		$ 0.42
Intrinsic value attributed to exercisable and unexercised		$ 0
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 18.00
Twenty Twenty Four Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares stock options exercised		650,000
Stock options vest		2 years 9 months 29 days
Weighted average price exercisable		$ 0.97
Expiration		10 years
Fair value of stock grant		$ 577,000
Stock price		$ 0.92
Expected term		6 years
Volatility		150.00%
Dividend rate		0.00%
Risk-free interest rate		3.74%